UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.9%
AUSTRALIA 13.8%
DIVERSIFIED 6.3%
Dexus Property Group	22,748,722	$35,031,234
GPT Group	26,481,421	78,654,428
Mirvac Group	12,606,855	46,316,031
Stockland	7,033,058	44,928,291
		204,929,984
INDUSTRIAL 1.3%
Macquarie Goodman Group	10,387,016	40,913,497

MALLS 3.9%
Westfield Group	7,806,880	126,997,752

OFFICE 1.5%
Commonwealth Property Office Fund	24,352,874	29,600,591
Tishman Speyer Office Fund	15,036,994	18,895,668
		48,496,259
SHOPPING CENTER 0.8%
CFS Gandel Retail Trust	12,359,310	24,510,518
TOTAL AUSTRALIA		445,848,010

AUSTRIA 0.5%
DIVERSIFIED
CA Immobilien Anlagen AG(a)	743,401	15,867,659

CANADA 0.7%
OFFICE
Brookfield Properties Corp.	1,282,558	24,766,195

FINLAND 1.4%
DIVERSIFIED 0.5%
Citycon Oyj	2,747,275	16,828,558

OFFICE 0.9%
Sponda Oyj	2,223,252	29,027,339
TOTAL FINLAND		45,855,897

	Number of Shares	Value
FRANCE 9.2%
DIVERSIFIED
Fonciere des Regions	118,688	$17,473,048
ICADE	186,406	27,739,610
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)	66,471	10,081,683
Unibail-Rodamco	940,020	241,915,875
		297,210,216
GERMANY 1.4%
APARTMENT 0.3%
Deutsche Wohnen AG	286,950	8,226,879

DIVERSIFIED 0.5%
IVG Immobilien AG	615,508	17,219,100

OFFICE 0.6%
Alstria Office AG	897,688	18,962,455
TOTAL GERMANY		44,408,434

HONG KONG 23.1%
DIVERSIFIED 18.7%
Cheung Kong Holdings Ltd.	12,865,820	182,672,112
Chinese Estates Holdings Ltd.	10,928,000	16,934,037
Great Eagle Holdings Ltd.	17,370,626	47,540,919
Henderson Land Development Company Ltd.	19,261,743	136,741,509
Hysan Development Company Ltd.	17,642,895	49,192,861
Kerry Properties Ltd.	2,633,231	15,902,277
Sino Land Co., Ltd.	6,744,264	14,558,490
Sun Hung Kai Properties Ltd.	8,134,734	125,951,372
Wharf Holdings Ltd.	3,387,863	15,975,866
		605,469,443
HOTEL 0.8%
Shangri-La Asia Ltd.	9,318,291	25,143,635

	Number of Shares	Value
OFFICE 3.3%
Hongkong Land Holdings Ltd. (USD)	25,862,071	$106,810,353

REAL ESTATE OPERATIONS/DEVELOPMENT 0.3%
New World China Land Ltd.	18,499,088	11,742,208
TOTAL HONG KONG		749,165,639

ITALY 0.9%
OFFICE 0.6%
Beni Stabili S.p.A.	14,746,464	18,496,724

SHOPPING CENTER 0.3%
Immobiliare Grande Distribuzione	2,785,569	10,026,787
TOTAL ITALY		28,523,511

JAPAN 21.3%
DIVERSIFIED 3.6%
Heiwa Real Estate Co., Ltd.	4,484,000	21,322,392
Kenedix Realty Investment Corp.	8,217	49,707,574
Sumitomo Realty & Development Co., Ltd.	1,175,000	20,711,025
Tokyo Tatemono Co., Ltd.	3,698,000	24,336,758
		116,077,749
OFFICE 15.5%
DA Office Investment Corp.	5,770	25,469,502
Daibiru Corp.	928,800	8,758,748
Mitsubishi Estate Co., Ltd.	10,114,400	245,554,253
Mitsui Fudosan Co., Ltd.	10,079,600	200,115,654
Mori Hills REIT Investment Corp.	2,244	14,272,633
Nomura Real Estate Office Fund	998	8,089,727
		502,260,517
SHOPPING CENTER 2.2%
AEON Mall Co., Ltd.	2,252,875	62,491,968
Japan Retail Fund Investment Corp.	1,297	8,184,320
		70,676,288
TOTAL JAPAN		689,014,554

	Number of Shares	Value
NETHERLANDS 2.5%
OFFICE 0.5%
VastNed Offices/Industrial NV	414,036	$14,687,714

RETAIL 0.8%
Eurocommercial Properties NV	481,337	26,893,222

SHOPPING CENTER 1.2%
Corio NV	440,067	38,558,916
TOTAL NETHERLANDS		80,139,852

NORWAY 0.7%
DIVERSIFIED
Norwegian Property ASA	2,573,416	22,235,373

SINGAPORE 3.7%
DIVERSIFIED 2.7%
CapitaLand Ltd.	9,363,000	43,194,486
Keppel Land Ltd.	10,617,000	42,808,929
Singapore Land Ltd.	502,000	2,480,003
		88,483,418
OFFICE 1.0%
CapitaCommercial Trust	19,567,000	31,558,531
TOTAL SINGAPORE		120,041,949

SWEDEN 1.6%
DIVERSIFIED
Castellum AB	2,175,365	26,542,905
Fabege AB	2,409,015	25,744,920
		52,287,825
UNITED KINGDOM 17.1%
DIVERSIFIED 10.1%
British Land Co., PLC	4,246,444	77,324,222
Hammerson PLC	3,187,750	70,477,993
Helical Bar PLC	2,288,215	17,075,316

	Number of Shares	Value
Land Securities Group PLC	5,406,533	$161,916,901
		326,794,432
INDUSTRIAL 2.0%
Brixton PLC	3,746,002	24,533,869
Segro PLC	3,917,462	39,495,952
		64,029,821
OFFICE 4.2%
Derwent London PLC	2,563,156	77,220,195
Great Portland Estates PLC	5,510,996	57,913,544
		135,133,739
SELF STORAGE 0.8%
Safestore Holdings Ltd.	8,288,113	26,482,905
TOTAL UNITED KINGDOM		552,440,897
TOTAL COMMON STOCK (Identified cost—$3,232,425,239)		3,167,806,011

	Principal Amount
COMMERCIAL PAPER 2.7%
General Electric Capital Co., 1.30%, due 4/1/08	$40,000,000	40,000,000
San Paolo US Financial, 1.30%, due 4/1/08	47,027,000	47,027,000
TOTAL COMMERCIAL PAPER (Identified cost—$87,027,000)		87,027,000

TOTAL INVESTMENTS (Identified cost—$3,319,452,239)	100.6%	$3,254,833,011

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)%	(17,816,482)

NET ASSETS	100.0%	$3,237,016,529

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$3,254,833,011	$3,167,806,011	$87,027,000	$—

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$192,217,629
Gross unrealized depreciation	(256,836,857)
Net unrealized depreciation	$(64,619,228)

Cost for federal income tax purposes	$3,319,452,239

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name: James Giallanza
	Title: President and principal	Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008